COMMITMENTS ( Schedule of Reconciles Undiscounted Cash Flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
For the year ended December 31, 2020
2021	$ 778
2022	714
2023	648
Total minimum lease payments	2,140
Less: amount of lease payments representing interest	(168)
Present value of future minimum lease payments	1,972
Less: Current maturities of operating leases	673	$ 672
Long-term operating leases liabilities	1,299	$ 1,373
Total	$ 1,972